Financial Information as per operating segments (Details 4) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Revenue		$ 1,857,593,678	$ 1,822,540,697	$ 1,783,282,337
Alcoholic business [Member]
Statement [Line Items]
Revenue		1,249,738,114	1,206,288,857	1,206,506,503
Non-alcoholic business [Member]
Statement [Line Items]
Revenue		572,856,972	583,258,201	549,746,127
Other business [Member]
Statement [Line Items]
Revenue	[1]	$ 34,998,592	$ 32,993,639	$ 27,029,707

[1]	Others consist mainly of sales of by-products and packaging including bottles, pallets, and glasses.